SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Risk (Details) - Revenue from Contract with Customer Benchmark - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
One Largest Customer | Related Party
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Three Largest Customers | Related Party
Concentration Risk [Line Items]
Concentration risk, percentage		42.00%
Two Largest Customers
Concentration Risk [Line Items]
Concentration risk, percentage			42.00%